Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
STOCKHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	12,432,158	12,432,158
Common stock, shares outstanding (in shares)	12,432,158	12,432,158
Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, shares authorized (in shares)	1,200,000	1,200,000
Preferred stock, shares issued (in shares)	0	50,726
Preferred stock, shares outstanding (in shares)	0	50,726
Series C Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, shares authorized (in shares)	1,587,314	1,587,314
Preferred stock, shares issued (in shares)	1,423,912	1,423,912
Preferred stock, shares outstanding (in shares)	1,423,912	1,423,912